Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Innovator U.S. Equity Ultra Buffer ETF - May
Prospectus [Line Items]
Annual Return [Percent]	8.58%	14.43%	12.54%	(9.09%)	5.19%